LEASES - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Fixed lease expense			$ 46,070	$ 101,519	$ 53,340
Variable lease expense			15,118	14,557	12,008
Net lease expense			61,188	116,076	65,348
Operating lease impairment charges			100	48,200
Short-term lease cost			900	1,300	3,600
Sublease income			11,800	11,400	14,000
Gains (losses) on termination of leases			200	(400)	3,200
Meredith Corporation
Lessee, Lease, Description [Line Items]
Operating lease impairment charges	$ 44,700	$ 14,300		44,700	14,300
Cost of revenue
Lessee, Lease, Description [Line Items]
Fixed lease expense			739	316	846
Selling and marketing expense
Lessee, Lease, Description [Line Items]
Fixed lease expense			470	2,246	2,769
Variable lease expense			0	43	0
General and administrative expense
Lessee, Lease, Description [Line Items]
Fixed lease expense			44,461	98,698	49,218
Variable lease expense			15,118	14,514	11,942
Product development expense
Lessee, Lease, Description [Line Items]
Fixed lease expense			400	259	507
Variable lease expense			$ 0	$ 0	$ 66